Pension and other postretirement benefits, Reconciliation for Level 3 Pension Plan Assets (FY) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
U.S. Plans [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, end of year	$ 0
U.S. Plans [Member] | Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning of year	0	$ 639
Actual return on plan assets,relating to assets still held at reporting date		(24)
Purchases, sales and settlements		(615)
Fair value of plan assets, end of year		0
U.S. Plans [Member] | Level 3 [Member] | Insurance Contracts [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning of year	0	639
Actual return on plan assets,relating to assets still held at reporting date		(24)
Purchases, sales and settlements		(615)
Fair value of plan assets, end of year		0
Non-U.S. Plans [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning of year	669
Fair value of plan assets, end of year	175	669
Non-U.S. Plans [Member] | Equity Instruments [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning of year	56
Fair value of plan assets, end of year	28	56
Non-U.S. Plans [Member] | Insurance Contracts [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning of year	468
Fair value of plan assets, end of year	93	468
Non-U.S. Plans [Member] | Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning of year	494	473
Actual return on plan assets,relating to assets still held at reporting date	23	43
Purchases, sales and settlements	(402)	(32)
Change due to exchange rate changes	(20)	10
Fair value of plan assets, end of year	95	494
Non-U.S. Plans [Member] | Level 3 [Member] | Equity Instruments [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning of year	26	27
Actual return on plan assets,relating to assets still held at reporting date	0	(1)
Purchases, sales and settlements	(24)	0
Change due to exchange rate changes	0	0
Fair value of plan assets, end of year	2	26
Non-U.S. Plans [Member] | Level 3 [Member] | Insurance Contracts [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning of year	468	446
Actual return on plan assets,relating to assets still held at reporting date	23	44
Purchases, sales and settlements	(378)	(32)
Change due to exchange rate changes	(20)	10
Fair value of plan assets, end of year	$ 93	$ 468